Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator Deepwater Frontier Tech ETF
Prospectus [Line Items]
Annual Return [Percent]	21.83%	50.73%	(45.86%)	7.67%	86.08%	31.62%